UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06430

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:

Daniel L. Leary    Fairfield, Connecticut    February 8, 2001

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $1,681,984


List of Other Included Managers:

FORM 13 F	DECEMBER 2000
REPORTING MANAGER:  SASCO CAPITAL, INC.

					FORM 13F INFORMATION TABLE
NAME OF ISSUER		TITLE OF
				CLASS	   CUSIP	VALUE    SHARES /	  SH/	INVESTMENT	OTHER		   VOTING AUTHORITY
							(x$1000) PRN AMT	  PRN	DISCRETION	MGR		SOLE   SHARED	NONE
AK STL HLDG CORP		COMMON 001547108	 32,132  3,672,241  SH	   SOLE	0	1,755,410	   0	 1,916,831
ALLEGHANY CORP DEL	COMMON 017175100	 70,891    344,970  SH	   SOLE	0	  168,923	   0	   176,047
ALLEGHENY TECHNOLOGIES 	COMMON 01741R102	 51,705  3,257,018  SH	   SOLE	0	1,546,000	   0	 1,711,018
AMERICAN STD COS INC 	COMMON 029712106	 66,303  1,344,550  SH	   SOLE	0	  645,050	   0	   699,500
ATMOS ENERGY		COMMON 049560105	 34,452  1,413,400  SH	   SOLE	0	  665,900	   0	   747,500
BALL CORP			COMMON 058498106	 60,240  1,307,786  SH	   SOLE	0	  629,400	   0	   678,386
CITIZENS COMMUNICATION	COMMON 17453B101	 45,225  3,445,750  SH	   SOLE	0	1,655,550	   0	 1,790,200
ENGELHARD CORP		COMMON 292845104	 51,450  2,525,150  SH	   SOLE	0	1,223,700	   0	 1,301,450
F M C CORP	 		COMMON 302491303	 88,435  1,233,620  SH	   SOLE	0	  594,620	   0	   639,000
FOOTSTAR INC		COMMON 344912100	 77,128  1,558,139  SH	   SOLE	0	  739,145	   0	   818,994
FORTUNE BRANDS INC	COMMON 349631101	 61,419  2,047,300  SH	   SOLE	0	  964,600	   0	 1,082,700
HERCULES INC		COMMON 427056106	 86,555  4,540,578  SH	   SOLE	0	2,174,200	   0	 2,366,378
HEXCEL CORP NEW		COMMON 482291108	    737     82,450  SH	   SOLE	0	   82,450	   0	         0
KERR MCGEE CORP		COMMON 492386107	 36,464    544,753  SH	   SOLE	0	  262,420	   0	   282,333
NAVISTAR INTERNATIONAL	COMMON 63934E108	 44,012  1,680,650  SH	   SOLE	0	  804,450	   0	   876,200
NORTHEAST UTILS		COMMON 664397106	 31,997  1,319,477  SH	   SOLE	0	  636,450	   0	   683,027
OCEAN ENERGY INC TEX	COMMON 67481E106	 76,640  4,410,950  SH	   SOLE	0	2,109,850	   0	 2,301,100
ONEOK INC			COMMON 682680103	 49,550  1,029,600  SH	   SOLE	0	  492,500	   0	   537,100
PACTIV CORP			COMMON 695257105	 63,971  5,169,350  SH	   SOLE	0	2,472,950	   0	 2,696,400
PENNEY JC INC		COMMON 708160106	 54,183  4,982,350  SH	   SOLE	0	2,394,450	   0	 2,587,900
RAYTHEON CO			  CL B 755111408	 71,077  2,288,200  SH	   SOLE	0	1,095,800	   0	 1,192,400
STANLEY WORKS		COMMON 854616109	 62,741  2,011,750  SH	   SOLE	0	  976,550	   0	 1,035,200
SUNOCO, INC.		COMMON 86764P109	 53,874  1,599,219  SH	   SOLE	0	  765,869	   0	   833,350
TJX COS INC NEW		COMMON 872540109 	 64,097  2,309,800  SH	   SOLE	0	1,110,500	   0	 1,199,300
TOSCO CORP			COMNEW 891490302	 61,615  1,815,550  SH	   SOLE	0	  858,550	   0	   957,000
UGI CORP NEW		COMMON 902681105 	 36,865  1,456,400  SH	   SOLE	0	  669,600	   0	   786,800
U S INDS INC NEW		COMMON 912080108	 48,461  6,057,600  SH	   SOLE	0	2,901,650	   0	 3,155,950
VENATOR GROUP INC		COMMON 922944103	 94,934  6,124,792  SH	   SOLE	0	2,934,300	   0	 3,190,492
WASTE MANAGEMENT		COMMON 94106L109	104,831  3,777,700  SH	   SOLE	0	1,811,800	   0	 1,965,900